Schedule of Investments
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.41%
Brazil–9.65%
Ambev S.A.	4,386,574	$13,836,899
Banco do Brasil S.A.	2,637,676	11,109,236
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,472,254	6,206,577
Lojas Renner S.A.	6,203,308	16,642,827
Petroleo Brasileiro S.A., ADR(a)	1,744,243	29,913,767
Telefonica Brasil S.A., ADR(a)	846,762	10,940,165
Vale S.A.	2,159,457	32,495,267
		121,144,738
Hungary–1.81%
Richter Gedeon Nyrt	608,975	22,689,904
India–9.45%
Delhivery Ltd.	2,710,646	13,684,413
HDFC Bank Ltd., ADR	1,470,722	35,194,377
ICICI Bank Ltd., ADR	899,534	26,977,025
Infosys Ltd., ADR(a)	906,001	10,899,192
Power Grid Corp. of India Ltd.	4,254,400	12,664,411
Shriram Finance Ltd.	1,758,450	19,272,846
		118,692,264
Indonesia–1.62%
PT Bank Negara Indonesia (Persero) Tbk	41,650,710	8,155,627
PT Bank Rakyat Indonesia (Persero) Tbk	52,309,900	8,797,261
PT Semen Indonesia (Persero) Tbk	42,173,500	3,422,609
		20,375,497
Mexico–4.35%
Arca Continental S.A.B. de C.V.	1,658,368	19,002,841
Fomento Economico Mexicano, S.A.B. de C.V., ADR	193,822	24,807,278
Genomma Lab Internacional S.A.B de C.V., Class B	12,721,465	10,782,708
		54,592,827
Peru–1.48%
Credicorp Ltd.	46,449	18,606,540
Poland–0.49%
Dino Polska S.A.(b)(c)	714,937	6,130,142
Portugal–1.04%
Galp Energia SGPS S.A.	575,922	13,079,537
Russia–0.00%
Moscow Exchange MICEX-RTS PJSC(c)(d)	11,806,000	12
Sberbank of Russia PJSC(c)(d)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(c)(d)	15,636,015	15
		39
Saudi Arabia–2.14%
Saudi National Bank (The)	2,563,634	26,826,921
Singapore–1.26%
Grab Holdings Ltd., Class A(a)(c)	4,525,962	15,840,867
Shares		Value
South Africa–4.84%
Anglo American PLC	444,787	$22,515,786
Naspers Ltd.	599,358	31,491,844
Valterra Platinum Ltd.	18,848	1,411,350
Valterra Platinum Ltd.	71,106	5,383,572
		60,802,552
South Korea–23.09%
Hyundai Mobis Co. Ltd.	66,564	21,527,190
KB Financial Group, Inc.	216,397	25,326,405
Krafton, Inc.(c)	45,216	7,641,302
LG Chem Ltd.	37,350	6,615,353
LG Electronics, Inc.	89,767	9,949,931
NAVER Corp.	71,367	10,216,947
Samsung E&A Co. Ltd.	419,038	12,404,300
Samsung Electro-Mechanics Co. Ltd.	24,836	18,978,349
Samsung Electronics Co. Ltd.	696,679	121,260,316
Samsung Electronics Co. Ltd., Preference Shares	212,785	26,739,611
Samsung Fire & Marine Insurance Co. Ltd.	67,675	29,289,866
		289,949,570
Taiwan–30.10%
Hon Hai Precision Industry Co. Ltd.	3,840,000	29,326,104
Largan Precision Co. Ltd.	224,000	27,768,742
MediaTek, Inc.	370,000	39,415,243
Taiwan Semiconductor Manufacturing Co. Ltd.	3,010,000	222,635,369
Uni-President Enterprises Corp.	6,190,000	14,075,839
Wiwynn Corp.	58,000	9,442,838
Yageo Corp.	2,352,000	35,400,662
		378,064,797
Thailand–3.95%
Bangkok Dusit Medical Services PCL, Foreign Shares	12,668,400	7,275,794
Kasikornbank PCL, Foreign Shares	5,800,909	42,323,878
		49,599,672
Turkey–0.56%
KOC Holding A.S.	1,711,547	7,081,198
United Arab Emirates–0.82%
Americana Restaurants International PLC	17,255,314	10,316,491
United States–2.21%
EPAM Systems, Inc.(a)(c)	98,361	10,382,987
Laureate Education, Inc., Class A(c)	453,895	17,388,718
		27,771,705
Vietnam–0.55%
Vietnam Dairy Products JSC	2,959,600	6,847,146
Total Common Stocks & Other Equity Interests (Cost $810,380,700)		1,248,412,407
Money Market Funds–0.72%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f)	3,153,055	3,153,055
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets ex-China Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.63%(e)(f)	5,855,673	$5,855,673
Total Money Market Funds (Cost $9,008,728)		9,008,728
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.13% (Cost $819,389,428)		1,257,421,135
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.23%
Invesco Private Government Fund, 3.69%(e)(f)(g)	14,122,323	14,122,323
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.82%(e)(f)(g)	39,021,122	$39,025,024
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,146,221)		53,147,347
TOTAL INVESTMENTS IN SECURITIES—104.36% (Cost $872,535,649)		1,310,568,482
OTHER ASSETS LESS LIABILITIES–(4.36)%		(54,695,709)
NET ASSETS–100.00%		$1,255,872,773
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$228,254	$68,735,373	$(65,810,572)	$-	$-	$3,153,055	$67,662
Invesco Treasury Portfolio, Institutional Class	423,898	127,651,408	(122,219,633)	-	-	5,855,673	124,914
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,797,488	175,912,694	(178,587,859)	-	-	14,122,323	267,527*
Invesco Private Prime Fund	43,952,560	331,190,229	(336,112,983)	1,126	(5,908)	39,025,024	711,906*
Total	$61,402,200	$703,489,704	$(702,731,047)	$1,126	$(5,908)	$62,156,075	$1,172,009

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets ex-China Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$121,144,738	$—	$—	$121,144,738
Hungary	—	22,689,904	—	22,689,904
India	73,070,594	45,621,670	—	118,692,264
Indonesia	—	20,375,497	—	20,375,497
Mexico	54,592,827	—	—	54,592,827
Peru	18,606,540	—	—	18,606,540
Poland	—	6,130,142	—	6,130,142
Portugal	—	13,079,537	—	13,079,537
Russia	—	—	39	39
Saudi Arabia	—	26,826,921	—	26,826,921
Singapore	15,840,867	—	—	15,840,867
South Africa	—	60,802,552	—	60,802,552
South Korea	—	289,949,570	—	289,949,570
Taiwan	—	378,064,797	—	378,064,797
Thailand	—	49,599,672	—	49,599,672
Turkey	—	7,081,198	—	7,081,198
United Arab Emirates	—	10,316,491	—	10,316,491
United States	27,771,705	—	—	27,771,705
Vietnam	—	6,847,146	—	6,847,146
Money Market Funds	9,008,728	53,147,347	—	62,156,075
Total Investments	$320,035,999	$990,532,444	$39	$1,310,568,482
Invesco Emerging Markets ex-China Fund